Income Taxes - Income taxes refundable and payable (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Income taxes refundable	$ 59.0	$ 67.1
Income taxes payable	(306.9)	(361.0)
Net income taxes payable	$ (247.9)	$ (293.9)	$ (116.7)